Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (111,581)	$ (63,040)	$ (85,534)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(28,891)	8,422	22,112
Comprehensive loss	$ (140,472)	$ (54,618)	$ (63,422)